Share-Based Payments (Details) - Schedule of Options Granted Under OIP		12 Months Ended
		Jun. 30, 2024 $ / shares	Jun. 30, 2022 $ / shares
Schedule of Options Granted Under OIP [Line Items]
No. of options		2,000,000	2,930,000
2023-11-21 [Member]
Schedule of Options Granted Under OIP [Line Items]
Expiry date		Nov. 21, 2027
Exercise price (in Dollars per share)		$ 0.25
No. of options		1,000,000
Share price at grant date (in Dollars per share)		$ 0.08
Expected volatility		119.21%
Dividend yield		0.00%
Risk- free interest rate		4.09%
Fair value at grant date per option (in Dollars per share)		$ 0.0511
2024-06-19 [Member]
Schedule of Options Granted Under OIP [Line Items]
Expiry date		Jun. 19, 2028
Exercise price (in Dollars per share)		$ 0.13
No. of options	[1]	1,000,000
Share price at grant date (in Dollars per share)		$ 0.09
Expected volatility		90.42%
Dividend yield		0.00%
Risk- free interest rate		3.97%
Fair value at grant date per option (in Dollars per share)		$ 0.0524
2021-10-26 [Member]
Schedule of Options Granted Under OIP [Line Items]
Expiry date			Oct. 26, 2025
Exercise price (in Dollars per share)			$ 0.25
No. of options			500,000
Share price at grant date (in Dollars per share)			$ 0.12
Expected volatility			131.70%
Dividend yield			0.00%
Risk- free interest rate			0.69%
Fair value at grant date per option (in Dollars per share)			$ 0.0886
2022-06-27 [Member]
Schedule of Options Granted Under OIP [Line Items]
Expiry date			Jun. 27, 2026
Exercise price (in Dollars per share)			$ 0.12
No. of options	[2]		1,430,000
Share price at grant date (in Dollars per share)			$ 0.07
Expected volatility			128.10%
Dividend yield			0.00%
Risk- free interest rate			3.31%
Fair value at grant date per option (in Dollars per share)			$ 0.053
2022-03-15 [Member]
Schedule of Options Granted Under OIP [Line Items]
Expiry date			Jun. 27, 2026
Exercise price (in Dollars per share)			$ 0.12
No. of options	[2]		1,000,000
Share price at grant date (in Dollars per share)			$ 0.07
Expected volatility			128.10%
Dividend yield			0.00%
Risk- free interest rate			3.31%
Fair value at grant date per option (in Dollars per share)			$ 0.053

[1]	1,000,000 options granted to Dr. Jeannette Joughin are subject to shareholder approval at the upcoming AGM on 26 November 2024.
[2]	1,430,000 options granted to Mr. Steven Lydeamore on 27 June 2022 and subsequently issued after the reporting period, on 1 July 2022.